BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
LONG-TERM DEBT AND CREDIT FACILITIES [Abstract]
Summary of corporate borrowings
The composition of non-recourse borrowings as at December 31 is presented in the following table:

	December 31, 2021				December 31, 2020
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Weighted-average interest rate (%)	Term (years)(2)	Carrying value	Estimated fair value	Weighted-average interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)
Hydroelectric	5.1	7	$6,160	$6,543	4.9	8	$5,412	$6,108
Wind	3.7	9	2,416	2,577	3.8	10	3,041	3,428
Solar	4.1	13	4,110	4,365	3.4	12	3,480	4,038
Energy transition	3.9	12	860	912	3.8	12	926	1,021
Total	4.5	9	13,546	$14,397	4.1	10	12,859	$14,595
Add: Unamortized premiums(3)			57				56
Less: Unamortized financing fees(3)			(91)				(93)
Less: Current portion			(1,452)				(775)
			$12,060				$12,047
(1)Includes $8 million (2020: $9 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Excluding non-permanent financings, total weighted-average term is 10 years.
(3)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.

Summary of future repayments of debt obligations, for each of the next five years
Future repayments of the company’s non-recourse borrowings for each of the next five years and thereafter are as follows:

(MILLIONS)	2022	2023	2024	2025	2026	Thereafter	Total
Non-recourse borrowings
Hydroelectric	$708	$316	$740	$496	$748	$3,152	$6,160
Wind	152	385	153	152	146	1,428	2,416
Solar	523	436	186	190	190	2,585	4,110
Energy transition	69	145	42	37	33	534	860
	$1,452	$1,282	$1,121	$875	$1,117	$7,699	$13,546

Summary of change in the unamortized financing fees of corporate borrowings
The following table outlines the change in the unamortized financing fees of non-recourse borrowings for the year ended December 31:

(MILLIONS)	2021	2020
Non-recourse borrowings
Unamortized financing fees, beginning of year	$(93)	$(86)
Additional financing fees	(14)	(15)
Amortization of financing fees	13	5
Foreign exchange translation and other	3	3
Unamortized financing fees, end of year	$(91)	$(93)

Summary of borrowings
The following table outlines changes in the company's borrowings for the year ended December 31:

(MILLIONS)	January 1	Net cash flows from financing activities(1)	Non-cash
			Acquisition	Disposal	Other(2)	December 31
2021
Non-recourse borrowings	$12,822	1,462	—	(362)	(410)	$13,512
2020
Non-recourse borrowings(3)	$11,958	57	475	—	332	$12,822
(1)Excludes $51 million (2020: $(20) million) of net cash flow from financing activities related to tax equity recorded on the consolidated statements of cash flows.
(2)Includes foreign exchange and amortization of unamortized premium and financing fees.
(3)Other includes a $247 million adjustment related to the buyout of the lease on a 192 MW hydroelectric facility in Louisiana.